Assets Not Freely Disposable - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Assets Not Freely Disposable [Line items]
Mandatory reserve deposits	€ 8,503	€ 9,055
Loans and advances to customers	571,909	560,154
Debt securities [member]
Disclosure Of Assets Not Freely Disposable [Line items]
Loans and advances to customers	5,099	7,471
Netherlands [member] | Debt securities [member]
Disclosure Of Assets Not Freely Disposable [Line items]
Loans and advances to customers	50,000	49,000
Germany [member] | Debt securities [member]
Disclosure Of Assets Not Freely Disposable [Line items]
Loans and advances to customers	12,000	12,000
Belgium [member] | Debt securities [member]
Disclosure Of Assets Not Freely Disposable [Line items]
Loans and advances to customers	10,000	5,000
Australia [member] | Debt securities [member]
Disclosure Of Assets Not Freely Disposable [Line items]
Loans and advances to customers	2,000	2,000
United States [member] | Debt securities [member]
Disclosure Of Assets Not Freely Disposable [Line items]
Loans and advances to customers	€ 1,000	€ 1,000